Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Selling, general and administrative
Selling, general and administrative expense	¥ 3,856,554	$ 551,480	¥ 3,682,050	¥ 4,014,070
PAG
Interest income
Interest income	212,312	30,360	121,212	17,624
Others
Cost of revenues
Cost of revenue	226,928	32,450	287,379	326,927
Selling, general and administrative
Selling, general and administrative expense	17,252	2,467	14,531	24,642
Membership services revenues | Baidu
Related Party Transaction [Line Items]
Revenue	64,687	9,250	90,816	92,900
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue	11,364	1,625	7,509	17,696
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue	85,655	12,249	63,876	178,913
Content distribution | Others
Related Party Transaction [Line Items]
Revenue	171,492	24,523	231,825	260,086
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue	47,349	6,771	56,675	91,970
License Fees | Baidu
Cost of revenues
Cost of revenue	16,795	2,402	35,557	20,416
Bandwidth and Cloud Services Fee | Baidu
Cost of revenues
Cost of revenue	506,150	72,378	575,347	550,748
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expense	¥ 85,029	$ 12,159	¥ 112,686	¥ 116,068